Intangible assets, net (Schedule of Intangible assets, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 34,442	$ 34,382
Less: Accumulated amortization and impairment	(23,720)	(19,612)
Net carrying amount	10,722	14,770
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	15,778	15,778
Capitalized internal-use software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	5,842	5,842
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	4,335	4,335
Creative relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	4,252	4,252
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	2,035	2,035
Courses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	950	890
Workforce [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 1,250	$ 1,250